Note 14 - Warrants (Details) - USD ($)	1 Months Ended				12 Months Ended
	Dec. 31, 2013	Jul. 31, 2013	Mar. 31, 2013	Feb. 01, 2011	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Note 14 - Warrants (Details) [Line Items]
Warrants Exercisable Term		5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 2.55	$ 2.10
Proceeds from Issuance or Sale of Equity (in Dollars)		$ 3,075,000	$ 3,121,800				$ 6,196,800
Stock Issued During Period, Shares, New Issues		1,500,000	1,815,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 2.05	$ 1.72
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			0.25
Warrants and Rights Outstanding (in Dollars)		$ 328,350	$ 407,558
Fair Value Assumptions, Expected Volatility Rate		62.40%	63.00%
Fair Value Assumptions, Risk Free Interest Rate		0.58%	0.40%
Fair Value Assumptions, Expected Term		5 years	5 years		4 years
Additional paid in capital (in Dollars)					$ 464,804	$ 510,216
Class of Warrant or Right, Outstanding					5,429,300	5,879,300	6,360,300
Issuance of Shares on Exercise of Warrants (in Dollars)					$ 562,500	$ 781,220	$ 980,382
Proceeds from Warrant Exercises (in Dollars)					562,500	781,220
Special Voting Shares [Member]
Note 14 - Warrants (Details) [Line Items]
Stock Issued During Period, Shares, New Issues							3,315,000
Issuance of Shares on Exercise of Warrants (in Dollars)					$ 1,027,304	1,291,436	$ 980,382
Reclass of Warrant Liabilities [Member]
Note 14 - Warrants (Details) [Line Items]
Additional paid in capital (in Dollars)	$ 5,438,022					$ 5,438,022
Series A Common Share Purchase Warrant [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Issued				4,800,000
Warrants Exercisable Term				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 2.50	$ 2.50
Class of Warrant or Right, Outstanding					2,835,000
Series B Common Share Purchase Warrant [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Issued				4,800,000
Warrants Exercisable Term				2 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 2.50
Private Placement Offering [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Issued				96,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 3.125
July 2013 Warrants [Member]
Note 14 - Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 2.55
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		0.25
Class of Warrant or Right, Outstanding					870,000	870,000	870,000
Cashless Exercise [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Exercised					450,000
Stock Issued During Period, Shares, Conversion of Convertible Securities						288,500
Cash Exercise of Warrants [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Exercised						481,000
Stock Issued During Period, Shares, Conversion of Convertible Securities					225,000